1933 Act File No. 33-31072
                                                      1940 Act File No. 811-5876



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No.                         [ ]

                       Post-Effective Amendment No. 18                       [X]

                                    and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT           [X]
                                     OF 1940

                              Amendment No. 17                               [X]


                          LORD ABBETT SERIES FUND, INC.
                          -----------------------------
                Exact Name of Registrant as Specified in Charter

              90 HUDSON STREET, JERSEY CITY, NEW JERSEY 07302-3973
              ----------------------------------------------------
                          Address of Principal Executive Office

                  Registrant's Telephone Number (201) 395-2000

                       LAWRENCE H. KAPLAN, VICE PRESIDENT
                90 HUDSON STREET, JERSEY CITY, NEW JERSEY 07302-3973
              ----------------------------------------------------
                       Name and Address of Agent for Service


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
-----
  X      on May 1, 2000 pursuant to paragraph (b)
-----

         60 days after filing pursuant to paragraph (a) (1)
-----
         on (date) pursuant to paragraph (a) (1)
-----
         75 days after filing pursuant to paragraph (a) (2)
-----
         on (date) pursuant to paragraph (a) (2) of rule 485
-----

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lord Abbett
Series Fund

Bond Debenture Portfolio

Prospectus
May 1, 2000

[logo]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                              The Fund                                     Page

            What you should know        Goal                                2
                  about the Fund        Principal Strategy                  2
                                        Main Risks                          2
                                        Performance                         3


                              Your Investment

        Information for managing        Purchases and Redemptions           4
               your Fund account        Distributions and Taxes             4
                                        Services Agreement                  4
                                        Management                          5


                              For More Information

               How to learn more        Other Investment Techniques         6
                  about the Fund

     How to learn more about the        Back Cover
Fund and other Lord Abbett Funds

                                                                        The Fund

GOAL

     The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.


PRINCIPAL STRATEGY

     To pursue its goal, the Fund normally invests in high yield and investment grade debt securities, securities convertible into common stock and preferred stocks. Under normal circumstances, the Fund invests at least 65% of its total assets in fixed income securities of various types. At least 20% of the Fund's assets must be invested in any combination of investment grade securities, U.S. Government securities and cash equivalents.

     We believe that a high total return (current income and capital appreciation) may be derived from an actively managed, diversified portfolio of investments. Through port-folio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, we attempt to reduce the risks. We seek unusual values, using fundamental, bottom-up research to identify undervalued securities. In recent years, the Fund has found good value in high yield securities, sometimes called "lower-rated bonds" or "junk bonds," and has invested more than half its assets in those securities. Higher yield on debt securities can occur during periods of high inflation when the demand for borrowed money is high. Also, buying lower-rated bonds when we believe the credit risk is likely to decrease, may generate higher returns.

     While typically fully invested, at times we may take a temporary defensive position by investing some of the Fund's assets in cash and short-term debt securities. This could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.


MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment in the Fund will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of debt securities are likely to decline, and when interest rates fall, the prices of debt securities tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. Put another way, the longer the maturity of a security, the greater the effect a change in interest rates is likely to have on its price.

     There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with junk bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. This may result in losses to the Fund. In addition,


We or the Fund refers to the Bond-Debenture Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").

About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.


You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 The Fund

                                                        Bond-Debenture Portfolio

     the market for high-yield securities generally is less liquid than the market for higher-rated securities.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.

PERFORMANCE

     This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calender year.


                                                                      The Fund 3

                                                                 Your Investment

PURCHASES AND REDEMPTIONS

     This prospectus offers one class of shares named Bond-Debenture Portfolio that is also referred to in this prospectus as Class VC. Currently, these shares are sold only to separate accounts of insurance companies at net asset value ("NAV"). These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.


DISTRIBUTIONS AND TAXES

     The Fund normally pays dividends from its net investment income and distributes net capital gains (if any) as "capital gains distributions" on an annual basis. Shareholders may elect to receive dividends and distributions either in additional shares of the Fund or in cash.

     The Fund intends to comply with the diversification requirements, contained in the Treasury regulations issued under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), that apply to investments by variable annuity contracts and variable life insurance contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. If the Fund fails to satisfy these diversification requirements, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

     For information about the federal income tax treatment of distributions to the separate accounts that hold shares in the Fund, please refer to the prospectus for the variable annuity or insurance contract applicable to your investment.


SERVICES AGREEMENT

Insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company;
forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.


NAV per Class VC share is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Company.

Variable Contracts - usually variable annuities or variable life insurance - allow contract holders to invest a portion of the premiums in mutual funds in order to take advantage of fluctuations in the stock market.


4 Your Investment

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $35 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

     Lord Abbett is entitled to a management fee at an annual rate of .50 of 1% of the Fund's average daily net assets. The fee is calculated and payable monthly. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     Investment Managers. Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Christopher J. Towle, Partner of Lord Abbett, heads the team; the other senior members include Richard Szaro, Michael Goldstein and Thomas Baade. Messrs. Towle and Szaro have been with Lord Abbett since 1988 and 1983, respectively. Mr. Goldstein has been with Lord Abbett since 1997. Before joining Lord Abbett, Mr. Goldstein was a bond trader for Credit Suisse BEA Associates from August 1992 through April 1997. Mr. Baade joined Lord Abbett in 1998; prior to that he was a credit analyst with Greenwich Street Advisors.


                                                               Your Investment 5

                                                            For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the Fund and their risks.

     Adjusting Investment Exposure. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use these transactions to change the risk and return characteristics of the Fund's portfolio.
     If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These transactions may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses.

     Convertible Securities. The Fund may invest in convertible bonds and convertible stocks. These investments tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.

     Foreign Securities. The Fund may invest up to 20% of its net assets in foreign securities. Foreign securities are securities primarily traded in countries outside the United States. Foreign markets and the securities traded in them are not subject to the same degree of regulation as U.S. markets. Securities clearance and settlement procedures may be different in foreign countries. There may be less trading volume in foreign markets, subjecting the securities traded in them to higher price fluctuations. Transaction costs may be higher in foreign markets. The Fund may hold foreign securities which trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not purchase or sell Fund shares.

     Foreign issuers are generally not subject to similar, uniform accounting, auditing and financial reporting requirements as U.S. issuers. Foreign investments may be affected by changes in currency rates or currency controls. Certain foreign countries may limit the Fund's ability to remove its assets from the country. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability which could affect investments in those countries.

     Short-Term Fixed-Income Securities. The Fund is authorized to invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to take a temporary defensive position against market declines. These securities include: obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities.


6 For More Information

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

     This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
     Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). Both the SAI and the prospectus may be obtained, without charge, by writing to the Fund or by calling: 800-426-1130.


     Lord Abbett Series Fund, Inc.
      Bond-Debenture Portfolio

     90 Hudson Street
     Jersey City, NJ 07302-3973
     --------------------------
     SEC file number: 811-5876


To obtain information:

By telephone.  Call the Fund at:
800-426-1130

By mail.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. www.lordabbett.com Text only versions of Fund documents can be viewed online or downloaded from:

SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.



LASF-BD-1-500
(5/00)

Lord Abbett
Series Fund

Growth and Income Portfolio

Prospectus
May 1, 2000
[logo]


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                Table of Contents

                              The Fund                                   Page


            What you should know        Goal                               2
                  about the Fund        Principal Strategy                 2
                                        Main Risks                         2
                                        Performance                        3



                              Your Investment

        Information for managing        Purchases and Redemptions          4
               your Fund account        Distributions and Taxes            4
                                        Services Agreement                 4
                                        Management                         5

                              For More Information

               How to learn more        Other Investment Techniques        6
                  about the Fund        Recent Performance                 7


                              Financial Information

                                        Financial Highlights               8
                                        Line Graph Comparison              9

     How to learn more about the        Back Cover
Fund and other Lord Abbett Funds

                                                                        The Fund

GOAL



     The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.


PRINCIPAL STRATEGY

     To pursue this goal, the Fund purchases stocks of large, seasoned, U.S. and multinational companies which we believe are undervalued. The Fund chooses stocks using:

     o quantitative research to identify which stocks we believe represent the best bargains

     o fundamental research to learn about a company's operating environment, resources and strategic plans and to assess its prospects for exceeding earnings expectations

     o business cycle analysis to determine how buying or selling securities changes our overall portfolio's sensitivity to interest rates and economic conditions.

     The Fund is intended for investors looking for long-term growth with low fluctuations in market value. For this reason, we will forgo some opportunities for gains when, in our judgment, they are too risky. The Fund tries to keep its assets invested in securities selling at reasonable prices in relation to value.

     While there is the risk that an investment may never reach what we think is its full value, or may go down in value, our emphasis on large, seasoned company bargain stocks may limit our downside risk because bargain stocks in theory are already underpriced and large, seasoned company stocks tend to be less volatile than small company stocks.

     We generally sell a stock when we think it is no longer a bargain, seems less likely to benefit from the current market and economic environment, shows deteriorating fundamentals, or falls short of our expectations.

     While typically fully invested, at times we may take a temporary defensive position by investing some of the Fund's assets in short-term debt securities. This could reduce the benefit from any upswing in the market and prevent the Fund from achieving its investment objective.


MAIN RISKS

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with bargain stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Bargain stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular bargain stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.



We or the Fund refers to the Growth and Income Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").



About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.

Large   companies  are   established   companies  that  are  considered   "known
quantities." Large companies often have the resources to weather economic shifts, although they can be slower to innovate than small companies.

Seasoned companies are usually established companies whose securities have gained a reputation for quality with the investing public and enjoy liquidity in the market.

Bargain stocks are stocks of companies which we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

Small companies are often new and less established, with a ten-dency to be faster-growing but more volatile and less liquid than large company stocks.

Growth stocks exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level, but also tend to be more volatile than bargain stocks.


You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 The Fund

                                                     Growth and Income Portfolio


PERFORMANCE

     The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund's returns. Each assumes reinvestment of dividends and distributions. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

     The bar chart shows changes in the performance of the Fund's Class VC shares from calendar year to calendar year. The Fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. This chart does not reflect the sales charges or other expenses of these contracts. If those sales charges and expenses were reflected, returns would be less.


================================================================================
Bar Chart (per calendar year) - Class VC Shares
1990 -  2.2%
1991 - 27.0%
1992 - 15.6%
1993 - 14.8%
1994 -  2.8%
1995 - 29.8%
1996 - 19.5%
1997 - 24.4%
1998 - 12.8%
1999 - 16.7%

================================================================================

[GRAPHIC OMITTED]

Best Quarter   4th Q `98  17.0%               Worst Quarter   3rd Q `98   -12.2%

================================================================================

     The table below shows how the average annual total returns of the Fund's Class VC shares compared to those of a broad-based securities market index and a more narrowly based index that more closely reflects the market sectors in which the Fund invests.


================================================================================
Average Annual Total Returns Through December 31, 1999

================================================================================

Share Class                              1 Year         5 Years       10 Years
Class VC shares(1)                       16.70%         20.56%         16.25%
--------------------------------------------------------------------------------
S&P 500(R)Index(2)                        21.03%         28.54%         18.19%
--------------------------------------------------------------------------------
S&P Barra Value Index(2)                 12.72%         22.94%         15.37%
--------------------------------------------------------------------------------


(1)  The date of inception for Class VC is 12/11/89.

(2) Performance for the unmanaged S&P 500(R) Index and S&P Barra Value Index does not reflect fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.




                                                                      The Fund 3

PURCHASES AND REDEMPTIONS


     This Prospectus offers one class of shares: Variable Contract ("Class VC"). Currently, these shares are sold only to separate accounts of insurance companies at net asset value ("NAV"). These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.



DISTRIBUTIONS AND TAXES

     The Fund normally pays dividends from its net investment income and distributes net capital gains (if any) as "capital gains distributions" on an annual basis. Shareholders may elect to receive dividends and distributions either in additional shares of the Fund or in cash.

     The Fund intends to comply with the diversification requirements, contained in the Treasury regulations issued under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), that apply to investments by variable annuity contracts and variable life insurance contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. If the Fund fails to satisfy these diversification requirements, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

     For information about the federal income tax treatment of distributions to the separate accounts that hold shares in the Fund, please refer to the prospectus for the variable annuity or insurance contract applicable to your investment.




SERVICES AGREEMENT

Insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company;
forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.


NAV per Class VC share is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Company.


Variable Contracts - usually variable annuities or variable life insurance - allow contract holders to invest a portion of the premiums in mutual funds in order to take advantage of fluctuations in the stock market.


4 Your Investment

MANAGEMENT


     The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $35 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Funds, see the Statement of Additional Information.

     Lord Abbett is entitled to a management fee at an annual rate of .50 of 1% of the Fund's average daily net assets. The fee is calculated and payable monthly. For the fiscal year ended December 31, 1999, the fee paid to Lord Abbett was at an annual rate of .50 of 1%. Lord Abbett may waive its management fee and/or advance other expenses of the Fund. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. The investment management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann. Messrs. Morris and Hudson, Partners of Lord Abbett, have been with Lord Abbett for more than five years. Mr. Salzman joined Lord Abbett in 1997; prior to that he was a Vice President with Mutual of America Capital Corp. from 1996 to 1997, and a Vice President with Mitchell Hutchins Asset Management, Inc. from 1986 to 1996.



                                                               Your Investment 5

                                                            For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the Fund and their risks.

     Adjusting Investment Exposure. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use these transactions to change the risk and return characteristics of the Fund's portfolio.
     If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.


     Convertible Securities. The Fund may invest in convertible bonds and convertible preferred stocks. These investments tend to be more volatile than debt securities but tend to be less volatile and produce more income than their underlying common stocks.


     Covered Call Options. The Fund may write (sell) call options on securities it owns. A call option on stock gives the purchaser of the option, upon payment of a premium to the writer of the option, the right to call upon the writer to deliver a specified number of shares of a stock on or before a fixed date at a predetermined price.


     Debt Securities. The Fund may invest in debt securities such as bonds, debentures, government obligations, commercial paper and pass-through instruments. When interest rates rise, prices of these investments are likely to decline, and when interest rates fall, prices tend to rise. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

     Foreign Securities. The Fund may invest up to 10% of its net assets in foreign securities. Foreign securities are securities primarily traded in countries outside the United States. Foreign markets and the securities traded in them are not subject to the same degree of regulation as U.S. markets. Securities clearance and settlement procedures may be different in foreign countries. There may be less trading volume in foreign markets, subjecting the securities traded in them to higher price fluctuations. Transaction costs may be higher in foreign markets. The Fund may hold foreign securities which trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not purchase or sell Fund shares.

     Foreign issuers are generally not subject to similar, uniform accounting, auditing and financial reporting requirements as U.S. issuers. Foreign investments may be affected by changes in currency rates or currency controls. Certain foreign countries may limit the Fund's ability to remove its assets from the country. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability which could affect investments in those countries.




6 For More Information

     High Yield Debt Securities. The Fund may invest up to 5% of its net assets measured at the time of investment in high yield debt securities. High yield debt securities or "junk bonds" are rated BB/Ba or lower and typically pay a higher yield than investment grade debt securities. These bonds have a higher risk of default than investment grade bonds and their prices can be much more volatile.

     Short-Term Fixed-Income Securities. The Fund is authorized to invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to take a temporary defensive position against market declines. These securities include: obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities.



RECENT PERFORMANCE

     The following is a discussion of recent performance for the 12-month period ending December 31, 1999.

     Evidence of a possible global economic recovery emerged early in 1999. By mid-year, it became apparent that global economic conditions were generally improving, as reflected in increasing demand for commodities such as paper, metals and chemicals. Much of the global rebound was attributed to the Federal Reserve Board's move in the autumn of 1998 to lower U.S. interest rates in an effort to pump liquidity into many of the world's faltering economies. As global markets continued to improve throughout 1999, the Federal Reserve Board decided that this stimulus was no longer needed, resulting in a series of autumn rate hikes that have normalized U.S. interest rates from their record lows the previous year. Overall, GDP growth in the U.S. remained strong throughout the period, with a healthy labor market generating steady production and income gains.

     Rising interest rates in mid to late 1999 caused a leadership shift in the large-cap market as interest-rate-sensitive sectors, such as utilities and financial services, underperformed, while technology stocks demonstrated tremendous relative strength despite their high valuations. Over the course of 1999, the Fund remained underweighted in the financial sector, in anticipation of rising interest rates. Likewise, we were well-positioned to benefit from the leadership position of the technology sector, with select holdings generating strong gains. We also increased our exposure in basic materials industries, in anticipation of further global economic recovery throughout 2000 and 2001.


                                                          For More Information 7

                                                           Financial Information

     FINANCIAL HIGHLIGHTS This table describes the Fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the fiscal year ended December 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the fiscal year ended December 31, 1999, and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for all periods shown.



====================================================================================================================================
                                                                    Growth and Income Portfolio - Class VC
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended December 31,


Per Share Operating Performance:                          1999             1998           1997           1996          1995

Net asset value, beginning of year                      $20.649          $19.510         $17.022        $15.241        $12.71
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
------------------------------------------------------------------------------------------------------------------------------------
  Net investment Income                                    .52(a)           .360(a)         .393(a)        .408           .459
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
------------------------------------------------------------------------------------------------------------------------------------
   gain on investments                                    2.90             2.149           3.755          2.563          3.332
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          3.42             2.509           4.148          2.971          3.791
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                    (.42)            (.325)          (.34)          (.36)          (.36)
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain                   (1.49)           (1.045)         (1.32)          (.83)          (.90)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                        (1.91)           (1.37)          (1.66)         (1.19)         (1.26)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                            $22.160          $20.649         $19.510        $17.022        $15.241
------------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                          16.74%           12.82%          24.34%         19.49%         29.82%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------------------
  Expenses                                                 .87%             .51%            .52%           .52%           .52%
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                   2.15%            1.78%           2.02%          2.32%          2.91%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------------
Supplemental Data:                                        1999             1998            1997          1996           1995
Net assets, end of year (000)                            $36,192         $714,274        $512,438      $303,982       $193,575
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 188.35%           76.62%          43.09%         48.93%         70.30%
------------------------------------------------------------------------------------------------------------------------------------


(a)  Calculated using average shares outstanding during the period.

(b)  Total return assumes the reinvestment of all distributions.


8 Financial Information

Line Graph Comparison
     Immediately below is a comparison of a $10,000 investment in Class VC shares to the same investment in the S&P 500(R) Index and the S&P Barra Value Index, assuming reinvestment of all dividends and distributions. The Fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. This line graph comparison does not reflect the sales charges or other expenses of these contracts. If those sales charges and expenses were reflected, returns would be less.

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
                         S & P       S & P
               NAV       500         BARRA
12/11/89       10,000
12/31/89       10,070    10,000    10,000
12/31/90       10,290     9,689     9,314
12/31/91       13,069    12,634    11,416
12/31/92       15,109    13,596    12,619
12/31/93       17,347    14,964    14,966
12/31/94       17,826    15,160    14,871
12/31/95       23,141    20,849    20,374
12/31/96       27,654    25,634    24,854
12/31/97       34,361    34,183    32,308
12/31/98       38,873    43,959    37,051
12/31/99       45,387    53,204    41,763



================================================================================
                        Average Annual Total Return
                 For The Periods Ending December 31, 1999

                                  1 Year      5 Year     10 Years (or Life)
--------------------------------------------------------------------------------
Class VC(2)                       16.70%      20.56%           16.25%
--------------------------------------------------------------------------------



(1) Performance for the unmanaged S&P500(R) Index and S&P Barra Value Index does reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Performance for each index begins on 12/31/89.

(2)  The Class VC shares were first offered on 12/11/89.



                                                         Financial Information 9

     This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:


ANNUAL/SEMI-ANNUAL REPORT

     Describes the Fund, lists portfolio holdings and contains a letter from the
     Fund's  manager   discussing   recent  market   conditions  and  investment
     strategies.


STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the Fund and its policies.  A current SAI is on
     file  with  the   Securities  and  Exchange   Commission   ("SEC")  and  is
     incorporated by reference (is legally considered part of this prospectus).


     Both the SAI and the prospectus may be obtained, without charge, by writing to the Fund or by calling: 800-342-6307 with respect to Variable Contracts of Great American Reserve Insurance Company; 800-752-7215 with respect to the Variable Contracts of Sun Life of Canada (U.S.); 800-272-1642 with respect to the Variable Contracts of Midland National Life Insurance Company; and 800-499-0713 with respect to First Variable Life Insurance Company.




     Lord Abbett Series Fund, Inc.
      Growth and Income Portfolio
     90 Hudson Street
     Jersey City, NJ 07302-3973
     --------------------------
     SEC file number: 811-5876



To obtain information:

By telephone.  Call the Fund at:
800-426-1130

By mail.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co.
www.lordabbett.com

Text only versions of Fund  documents  can be viewed online or downloaded  from:
SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.


LASF-1-500
(5/00)

Lord Abbett
Series Fund

International Portfolio
Prospectus
May 1, 2000

[logo]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                              The Fund                                     Page

            What you should know        Goal                                2
                  about the Fund        Principal Strategy                  2
                                        Main Risks                          2
                                        Performance                         3


                              Your Investment

        Information for managing        Purchases and Redemptions           4
               your Fund account        Distributions and Taxes             4
                                        Services Agreement                  4
                                        Management                          5


                              For More Information

               How to learn more        Other Investment Techniques         6
                  about the Fund

                              Financial Information

                                        Financial Highlights                8


     How to learn more about the        Back Cover
Fund and other Lord Abbett Funds

                                                                        The Fund

GOAL

     The Fund's investment objective is long-term capital appreciation.

PRINCIPAL STRATEGY

     To pursue this goal, the Fund invests in stocks of companies principally based outside the United States. Under normal conditions, at least 80% of the Fund's assets will be invested in stocks of companies headquartered in at least three different countries outside the United States.

     The Fund intends to invest primarily in stocks of small companies, those with market capitalizations of less than $2 billion, although the Fund may also invest in stocks of larger companies.

     We look for:

     o    developing global trends on an industry-by-industry basis

     o companies whose stocks are strongest or the best positioned in those industries

     o    companies selling at attractive prices

     o companies we see as having the best potential for sales and profit growth.

     We may limit the number of holdings in this Fund to a greater degree than other similar funds in an effort to prevent the dilution of the performance of securities held in the portfolio. However, this Fund is a diversified fund.

     The Fund may temporarily reduce its stock holdings for defensive purposes in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments. This could potentially reduce the Fund's ability to benefit from an upswing in the market and prevent the Fund from achieving its investment objective.


MAIN RISKS

     The Fund is subject to the general risks and considerations associated with investing, such as market risk. This means the value of your investment in the Fund will fluctuate in response to movements in the securities markets in general and to the changing prospects of individual companies in which the Fund invests. In addition, the Fund is subject to the risks of investing in foreign securities and in the securities of small companies.

     Investing in small companies generally involves greater risks than investing in the stocks of large companies. Small companies may have less experienced management, limited product lines, unproven track records, and limited financial resources. Their securities may carry increased market, liquidity, and other risks.

     Foreign securities may present risks not typically associated with domestic securities. Foreign markets and the securities traded in them are not subject to the same degree of regulation as U.S. markets which may increase the degree of market risk associated with them. Foreign securities may also be subject to liquidity, currency and political risk. Foreign investments may be affected by changes in currency rates or currency controls. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability which could affect investments in those countries.


We or the Fund refers to the Inter-national Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").

About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.

Large   companies  are   established   companies  that  are  considered   "known
quantities." Large companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

Small companies are often new and less established, with a ten- dency to be faster-growing but more volatile and less liquid than large company stocks.


You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 The Fund

                                                         International Portfolio

     Investing in both small and international companies generally involves some degree of information risk. That means that key information about an issuer, security or market may be inaccurate or unavailable. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.


PERFORMANCE
     This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calender year.


                                                                      The Fund 3

                                                                 Your Investment

PURCHASES AND REDEMPTIONS

     This Prospectus offers one class of shares named International Portfolio that is also referred to in this prospectus as Class VC. Currently, these shares are sold only to separate accounts of insurance companies at net asset value ("NAV"). These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

DISTRIBUTIONS AND TAXES

     The Fund normally pays dividends from its net investment income and distributes net capital gains (if any) as "capital gains distributions" on an annual basis. Shareholders may elect to receive dividends and distributions either in additional shares of the Fund or in cash.

     The Fund intends to comply with the diversification requirements, contained in the Treasury regulations issued under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), that apply to investments by variable annuity contracts and variable life insurance contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. If the Fund fails to satisfy these diversification requirements, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

     For information about the federal income tax treatment of distributions to the separate accounts that hold shares in the Fund, please refer to the prospectus for the variable annuity or insurance contract applicable to your investment.

SERVICES AGREEMENT

Insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company;
forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request, from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.


NAV per Class VC share is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Company.


Variable Contracts - usually variable annuities or variable life insurance - allow contract holders to invest a portion of the premiums in mutual funds in order to take advantage of fluctuations in the stock market.


4 Your Investment

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $35 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

     Lord Abbett is entitled to a management fee at an annual rate of 1% of the Fund's average daily net assets. The fee is calculated and payable monthly. For the fiscal year ended December 31, 1999, Lord Abbett waived its entire management fee and subsidized the other expenses of the Fund. Lord Abbett may stop waiving the management fees and subsidizing the other expenses at anytime. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     Lord Abbett has entered into a sub-investment management agreement with Fuji-Lord Abbett International, Ltd. ("sub-adviser") of which Lord Abbett is a minority owner (formerly named Fuji Investment Management Co. (Europe) Ltd.). Lord Abbett is obligated to pay the sub-adviser a monthly fee equal to one-half of Lord Abbett's fee.

     Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Christopher J. Taylor is Managing Director of the sub-adviser of the Fund. Mr. Taylor has been employed by the sub-adviser and its predecessor companies since 1987.


                                                               Your Investment 5

                                                            For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the Fund and their risks.

     Adjusting Investment Exposure. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use these transactions to change the risk and return characteristics of the Fund's portfolio.
     If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Depository Receipts. The Fund may invest in Depository Receipts, which are securities, typically issued by a financial institution (a "depository"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer (the "underlying issuer") and deposited with the depository. Generally, Depository Receipts in registered form are designed for use in U.S. securities markets and Depository Receipts in bearer form are designed for use in securities markets outside the United States. The
     Fund may invest in sponsored and unsponsored Depository Receipts. For purposes of the Fund's investment policies, investments in Depository Receipts will be deemed to be investments in the underlying securities.

     Emerging Countries Risk. The Fund may invest in emerging country securities. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investing in the securities of issuers located in certain emerging countries may involve a risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions. These risks are not normally associated with investments in more developed countries.

     Foreign Securities. The Fund may invest up to 10% of its assets in foreign securities. Foreign securities are securities primarily traded in countries outside of the United States. Foreign markets and the securities traded in them are not subject to the same degree of regulation as U.S. markets. Securities clearance and settlement procedures may be different in foreign countries. There may be less trading volume in foreign markets, subjecting the securities traded in them to higher price fluctuations. Transaction costs may be higher in foreign markets. The Fund may hold foreign securities which trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not purchase or sell Fund shares.

     Foreign issuers are generally not subject to similar, uniform accounting, auditing and financial reporting requirements as U.S. issuers. Foreign investments may be affected by changes in currency rates or currency controls. Certain foreign countries may limit the Fund's ability to remove its assets from the country. With respect to certain foreign coun-


6 For More Information
     tries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability which could affect investments in those countries.

     Short-Term Fixed-Income Securities. The Fund is authorized to invest temporarily in certain short-term fixed income securities. Such securities may be used to invest uncommitted cash balances, to maintain liquidity to meet shareholder redemptions, or to take a temporary defensive position against market declines. These securities include: obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities.


                                                          For More Information 7

                                                           Financial Information

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal period indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the period ended December 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the period ended December 31, 1999, and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total return figures would be lower for the period shown.


===============================================================================
                                              International Portfolio - Class VC
--------------------------------------------------------------------------------
                                                    Period Ended December 31,(a)
Per Share Operating Performance:                                     1999
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------
  Net investment Income                                                .03
--------------------------------------------------------------------------------
  Net realized and unrealized
--------------------------------------------------------------------------------
   gain on investments                                                2.88
--------------------------------------------------------------------------------
Total from investment operations                                      2.91
--------------------------------------------------------------------------------
Dividends and Distributions
--------------------------------------------------------------------------------
  Dividends from net investment income                                (.03)
--------------------------------------------------------------------------------
  Distributions from net realized gain                               (1.02)
--------------------------------------------------------------------------------
Total dividends and distributions                                    (1.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $11.86
--------------------------------------------------------------------------------
Total Return(b)                                                      29.39%
--------------------------------------------------------------------------------
Ratios to Average Net Assets:(c)
--------------------------------------------------------------------------------
  Expenses, including waiver and reimbursements                        .00%
--------------------------------------------------------------------------------
  Expenses, excluding waiver and reimbursements                       1.53%
--------------------------------------------------------------------------------
  Net investment income                                                .27%
--------------------------------------------------------------------------------

===============================================================================
                                                    Period Ended December 31,(a)
-------------------------------------------------------------------------------
Supplemental Data:                                                    1999
Net assets, end of period (000)                                       $663
--------------------------------------------------------------------------------
Portfolio turnover rate(c)                                           38.29%
--------------------------------------------------------------------------------



(a)  From commencement of operations for Class VC: 9/15/99.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Not annualized.


8 Financial Information

                       THIS PAGE INTENTIONALLY LEFT BLANK

     This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:

ANNUAL/SEMI-ANNUAL REPORT
     Describes the Fund, lists portfolio holdings and contains a letter from the
     Fund's  manager   discussing   recent  market   conditions  and  investment
     strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")
     Provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference (is legally considered part of this prospectus). Both the SAI and the prospectus may be obtained, without charge, by writing to the Fund or by calling 800-272-1642 with respect to the Variable Contracts of Midland National Life Insurance Company.


     Lord Abbett Series Fund, Inc.
      International Portfolio

     90 Hudson Street
     Jersey City, NJ 07302-3973
     --------------------------
     SEC file number: 811-5876


To obtain information:

By telephone.  Call the Fund at:
800-426-1130

By mail.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet. Lord, Abbett & Co. www.lordabbett.com Text only versions of Fund documents can be viewed online or downloaded from:
SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.



LASF-INT-1-500
(5/00)

Lord Abbett
Series Fund
Mid-Cap Portfolio

Prospectus
May 1, 2000

[logo]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                              The Fund

            What you should know        Goal                               2
                  about the Fund        Principal Strategy                 2
                                        Main Risks                         2
                                        Performance                        2


                              Your Investment

        Information for managing        Purchases and Redemptions          3
               your Fund account        Distributions and Taxes            3
                                        Services Agreement                 3
                                        Management                         4



                              For More Information

               How to learn more        Other Investment Techniques        5
                  about the Fund


                              Financial Information

                                        Financial Highlights               6

     How to learn more about the        Back Cover
Fund and other Lord Abbett Funds

                                                                        The Fund

GOAL

     The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


PRINCIPAL STRATEGY

     Normally, at least 65% of the Fund's total assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. Generally, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement. In trying to identify those companies, we look for such factors as:

     o    changes in economic and financial environment

     o    new or improved products or services

     o    new or rapidly expanding markets

     o    changes in management or structure of the company

     o    price increases for the company's products or services

     o improved efficiencies resulting from new technologies or changes in distribution

     o changes in government regulations, political climate or competitive conditions

     While typically fully invested, we may take a temporary defensive position in cash and short-term debt securities. This could reduce the benefit from any upswing in the market and prevent the Fund from realizing its investment objective.


MAIN RISKS

     The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of your investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Our portfolio may perform differently than the market as a whole and other types of stocks, such as growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund is not a complete investment program and may not be appropriate for all investors. You could lose money by investing in the Fund.


PERFORMANCE

     This prospectus does not show performance information for the Fund because the Fund has not been in operation for a full calendar year.


We or the Fund refers to the Mid-Cap Value Portfolio, one of four separate portfolios of the Lord Abbett Series Fund, Inc. (the "Company").

About the Fund. The Fund is a professionally managed portfolio primarily holding securities purchased with the pooled money of investors. It strives to reach its stated goal, although as with all funds, it cannot guarantee results.

Value stocks, are stocks of companies which we believe the market undervalues according to certain financial measurements of their intrinsic worth or business prospects.

Growth stocks exhibit faster-than-average gains in earnings and are expected to continue profit growth at a high level, but also tend to be more volatile than value stocks.


You should read this entire prospectus, including "Other Investment Techniques," which concisely describes the other investment strategies used by the Fund and their risks.


2 The Fund

                                                                 Your Investment

PURCHASES AND REDEMPTIONS

     This prospectus offers one class of shares named Mid-Cap Value Portfolio that is also referred to in this prospectus as Class VC. Currently, these shares are sold only to separate accounts of insurance companies at net asset value ("NAV"). These insurance companies sell Variable Contracts that generate premiums, some of which will be invested in the Fund. Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts. Contract owners do not deal directly with the Fund with respect to the purchase or redemption of Fund shares. In selecting broker/dealers to execute transactions for the Fund's portfolio, if two or more broker/dealers are considered capable of best execution, the Fund may prefer the broker/dealer which has sold Fund shares through the sale of such Variable Contracts.

DISTRIBUTIONS AND TAXES

     The Fund normally pays dividends from its net investment income and distributes net capital gains (if any) as "capital gains distributions" on an annual basis. Shareholders may elect to receive dividends and distributions either in additional shares of the Fund or in cash.

     The Fund intends to comply with the diversification requirements, contained in the Treasury regulations issued under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), that apply to investments by variable annuity contracts and variable life insurance contracts. To satisfy these requirements, the Fund generally will not be permitted to invest more than 55 percent of the value of its total assets in the securities of a single issuer; more than 70 percent of the value of its total assets in the securities of any two issuers; more than 80 percent of the value of its total assets in the securities of any three issuers; or more than 90 percent of the value of its total assets in the securities of any four issuers. If the Fund fails to satisfy these diversification requirements, the owner of a Variable Contract that holds shares in the Fund during the calendar quarter in which the failure occurs could become subject to current federal taxation at ordinary income rates with respect to income on the Variable Contract.

     For information about the federal income tax treatment of distributions to the separate accounts that hold shares in the Fund, please refer to the prospectus for the variable annuity or insurance contract applicable to your investment.

SERVICES AGREEMENT

Insurance companies will be compensated up to .25 of 1% to service and maintain shareholder accounts. The services provided may include: providing information periodically to Variable Contract owners; showing the number of shares of the Fund held through the Variable Contract; responding to Variable Contract owners' inquiries relating to the services performed by the insurance company;
forwarding shareholder communications from the Fund, including proxies, shareholder reports, annual and semi-annual financial statements, as well as dividend, distribution and tax notices to Variable Contract owners, if required by law; and such other similar services as the Fund may reasonably request from time to time, to the extent the insurance company is permitted to do so under federal and state statutes, rules and regulations.

NAV per Class VC share is calculated each business day at the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. Purchases and sales of Fund shares are executed at the NAV next determined after the Fund receives the order in proper form. In calculating NAV, securities for which market quotations are available are valued at those quotations. Securities for which such quotations are not available are valued at fair value under procedures approved by the Board of the Company.

Variable Contracts - usually variable annuities or variable life insurance - allow contract holders to invest a portion of the premiums in mutual funds in order to take advantage of fluctuations in the stock market.


                                                               Your Investment 3

MANAGEMENT

     The Fund's investment adviser is Lord, Abbett & Co. ("Lord Abbett"), which is located at 90 Hudson Street, Jersey City, NJ 07302-3973. Founded in 1929, Lord Abbett manages one of the nation's oldest mutual fund complexes, with over $35 billion in more than 40 mutual fund portfolios and other advisory accounts. For more information about the services Lord Abbett provides to the Fund, see the Statement of Additional Information.

     Lord Abbett is entitled to a management fee at an annual rate of .75 of 1% of the Fund's average daily net assets. The fee is calculated and payable monthly. For the fiscal year ended December 31, 1999, Lord Abbett waived its entire management fee and subsidized the other expenses of the Fund. Lord Abbett may stop waiving the management fees and subsidizing the other expenses at anytime. In addition, the Fund pays all expenses not expressly assumed by Lord Abbett.

     Lord Abbett uses a team of investment managers and analysts acting together to manage the Fund's investments. Edward K. von der Linde, Investment Manager, heads the team, the other senior members of which are Eileen Banko, Howard Hansen, and David Builder. Both Mr. von der Linde and Ms. Banko have been with Lord Abbett for more than five years. Mr. Hansen joined Lord Abbett in 1995; prior to that he was an analyst at Alfred Berg Inc. from 1990 - 1995. Mr. Builder joined Lord Abbett in 1998; prior to that he was an analyst at Bear Stearns from 1996 - 1998 and at Weiss Peck & Greer from 1994 - 1995.


4 Your Investment

                                                            For More Information

OTHER INVESTMENT TECHNIQUES

     This section describes some of the investment techniques that might be used by the Fund and their risks.

     Adjusting Investment Exposure. The Fund may, but is not required to, use various strategies to change its investment exposure to adjust to changing security prices, interest rates, currency exchange rates, commodity prices and other factors. The Fund may use these transactions to change the risk and return characteristics of the Fund's portfolio.

     If we judge market conditions incorrectly or use a strategy that does not correlate well with the Fund's investments, it could result in a loss, even if we intended to lessen risk or enhance returns. These strategies may involve a small investment of cash compared to the magnitude of the risk assumed and could produce disproportionate gains or losses. Also, these strategies could result in losses if the counterparty to a transaction does not perform as promised.

     Foreign Securities. The Fund may invest up to 10% of its assets in foreign securities. Foreign securities are securities primarily traded in countries outside of the United States. Foreign markets and the securities traded in them are not subject to the same degree of regulation as U.S. markets. Securities clearance and settlement procedures may be different in foreign countries. There may be less trading volume in foreign markets, subjecting the securities traded in them to higher price fluctuations. Transaction costs may be higher in foreign markets. The Fund may hold foreign securities which trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not purchase or sell Fund shares.

     Foreign issuers are generally not subject to similar, uniform accounting, auditing and financial reporting requirements as U.S. issuers. Foreign investments may be affected by changes in currency rates or currency controls. Certain foreign countries may limit the Fund's ability to remove its assets from the country. With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes, and political or social instability which could affect investments in those countries.


                                                          For More Information 5

                                                           Financial Information

FINANCIAL HIGHLIGHTS

     This table describes the Fund's performance for the fiscal period indicated. "Total return" shows how much your investment in the Fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions. These Financial Highlights have been audited by Deloitte & Touche LLP, the Fund's independent auditors, in conjunction with their annual audit of the Fund's financial statements. Financial statements for the period ended December 31, 1999 and the Independent Auditors' Report thereon appear in the Annual Report to Shareholders for the period ended December 31, 1999, and are incorporated by reference into the Statement of Additional Information, which is available upon request. Certain information reflects financial results for a single Fund share. The total return information for the portfolio shown in the table below does not reflect expenses of a separate account or any variable contracts. If such charges were included, the total returns figures would be lower for the period shown.


================================================================================
                                             Mid-Cap Value Portfolio - Class VC
--------------------------------------------------------------------------------
                                                    Period Ended December 31,(a)
Per Share Operating Performance:                                  1999
Net asset value, beginning of period                            $10.00
--------------------------------------------------------------------------------
Income from investment operations
--------------------------------------------------------------------------------
  Net investment Income                                            .05
--------------------------------------------------------------------------------
  Net realized and unrealized
--------------------------------------------------------------------------------
   loss on investments                                            (.13)
--------------------------------------------------------------------------------
Total from investment operations                                  (.08)
--------------------------------------------------------------------------------
Dividend and Distributions
--------------------------------------------------------------------------------
  Dividends from net investment income                            (.05)
--------------------------------------------------------------------------------
  Distributions from net realized gain                            --
--------------------------------------------------------------------------------
Total dividends and distributions                                 (.05)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $9.87
--------------------------------------------------------------------------------
Total Return(b)                                                  (1.33)%
--------------------------------------------------------------------------------
Ratios to Average Net Assets:(c)
--------------------------------------------------------------------------------
  Expenses, including waiver and reimbursements                    .00%
--------------------------------------------------------------------------------
  Expenses, excluding waiver and reimbursements                   1.09%
--------------------------------------------------------------------------------
  Net investment income                                            .51%
--------------------------------------------------------------------------------

================================================================================
                                                    Period Ended December 31,(a)
Supplemental Data:                                                1999

Net assets, end of period (000)                                   $532
--------------------------------------------------------------------------------
Portfolio turnover rate(c)                                       22.92%
--------------------------------------------------------------------------------

(a)      From commencement of operations for Class VC: 9/15/99.
(b)      Total return assumes the reinvestment of all distributions.
(c)      Not annualized.


6 Financial Information

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

     This prospectus is intended for use in connection with a Variable Contract Plan. More information on this Fund is available free upon request, including:

ANNUAL/SEMI-ANNUAL REPORT

     Describes the Fund, lists portfolio holdings and contains a letter from the
     Fund's  manager   discussing   recent  market   conditions  and  investment
     strategies.

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

     Provides more details about the Fund and its policies.  A current SAI is on
     file  with  the   Securities  and  Exchange   Commission   ("SEC")  and  is
     incorporated by reference (is legally considered part of this prospectus).

     Both the SAI and the prospectus may be obtained, without charge, by writing to the Fund or by calling 800-272-1642 with respect to the Variable Contracts of Midland National Life Insurance Company.



     Lord Abbett Series Fund, Inc.
      Mid-Cap Value Portfolio


     90 Hudson Street
     Jersey City, NJ 07302-3973
     --------------------------
     SEC file number: 811-5876


To obtain information:

By telephone.  Call the Fund at:
800-426-1130

By mail.  Write to the Fund at:
The Lord Abbett Family of Funds
90 Hudson Street
Jersey City, NJ 07302-3973

Via the Internet.
Lord, Abbett & Co.
www.lordabbett.com

Text only versions of Fund documents can be viewed online or downloaded from:
SEC
www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 202-942-8090) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009 or by sending your request electronically to publicinfo@sec.gov.

LASF-MCV-1-500

(5/00)

                          LORD ABBETT SERIES FUND, INC.
                            Bond-Debenture Portfolio
                           Growth and Income Portfolio
                             International Portfolio
                             Mid-Cap Value Portfolio
--------------------------------------------------------------------------------

This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, New Jersey 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectuses dated May 1, 2000.

Shareholder inquiries should be made by directly writing to the Lord Abbett Series Fund or by calling 800-874-3733. The Annual Report to Shareholders is available without charge, upon request by calling that number.

Shareholders of the Growth and Income Portfolio can also make inquiries by calling: 800-342-6307 with respect to Variable Contracts of Great American Reserve Insurance Company; 800-752-7215 with respect to the Variable Contracts of Sun Life of Canada (U.S.); 800-272-1642 with respect to the Variable Contracts of Midland National Life Insurance Company; and 800-4490713 with respect to the Variable Contracts of First Variable Life Insurance Company.

Shareholders of the Mid-Cap Value Portfolio and the International Portfolio can also make inquiries by calling 800-272-1642 with respect to the Variable Contracts of Midland National Life Insurance Company.


           TABLE OF CONTENTS                                           Page

           1.     Investment Objectives and Policies                     2
           2.     Directors and Officers                                 8
           3.     Investment Advisory and Other Services                12
           4.     Portfolio Transactions                                13
           5.     Purchases, Redemptions and Shareholder Services       15
           6.     Past Performance                                      16
           7.     Taxes                                                 17
           8.     Information About the Company                         18
           9.     Financial Statements                                  18

Lord Abbett Series Fund, Inc. (the "Company") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Company was incorporated under Maryland law in 1989. The Company has four funds, Bond-Debenture Portfolio, Growth and Income Portfolio, International Portfolio, and Mid-Cap Value Portfolio (individually, "we" or the "Fund") (collectively the "Funds"). Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio are separate classes of the Company. Growth and Income Portfolio is a separate series of the Company with two classes of shares -- Variable Contract Class ("Class VC") and Pension Class. The Fund's Prospectuses and this Statement of Additional Information offer only Growth and Income Class VC, Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio shares. The Funds' Prospectuses and this Statement of Additional Information also refers to the shares of Bond-Debenture Portfolio, International Portfolio, and Mid-Cap Value Portfolio as "Class VC shares."


                                       1.
                       Investment Objectives and Policies

Fundamental Investment Restrictions.

Growth and Income Portfolio. The Growth and Income Portfolio is subject to the following fundamental investment restrictions which cannot be changed without approval of a majority of the Fund's respective shareholders.

The Fund may not:

     (1) sell short securities or buy securities or evidences of interests therein on margin, although it may obtain short-term credit necessary for the clearance of purchases of securities;

     (2) buy or sell put or call options, although it may buy, hold or sell rights or warrants, write covered call options and enter into closing purchase transactions as discussed below;

     (3) borrow money which is in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes (borrowings beyond 5% of such total assets may not be used for investment leverage to purchase securities but solely to meet redemption requests where the liquidation of the Fund's investment is deemed to be inconvenient or disadvantageous);

     (4) invest in securities or other assets not readily marketable at the time of purchase or subject to legal or contractual restrictions on resale except as described under "Restricted or Not Readily Marketable Securities for the Growth and Income Portfolio" below;

     (5)   act as  underwriter  of  securities  issued by  others,  unless it is
           deemed  to  be  one  in  selling  a  portfolio   security   requiring
           registration under the Securities Act of 1933, such as those described under "Restricted or Not Readily Marketable Securities for the Growth and Income Portfolio" below;

     (6) lend money or securities to any person except that it may enter into short-term repurchase agreements with sellers of securities it has purchased, and it may lend its portfolio securities to registered broker-dealers where the loan is 100% secured by cash or its equivalent as long as it complies with regulatory requirements and the Fund deems such loans not to expose the Fund to significant risk (investment in repurchase agreements exceeding 7 days and in other illiquid investments is limited to a maximum of 5% of a Fund's assets);

     (7) pledge, mortgage or hypothecate its assets; however, this provision does not apply to permitted borrowing mentioned above or to the grant of escrow receipts or the entry into other similar escrow arrangements arising out of the writing of covered call options;

     (8) buy or sell real estate including limited partnership interests therein (except securities of companies, such as real estate investment trusts, that deal in real estate or interests therein), or oil, gas or other mineral leases, commodities or commodity contracts in the ordinary course of its business, except such interests and other property acquired as a result of owning other securities, though securities will not be purchased in order to acquire any of these interests;

     (9) invest more than 5% of its gross assets, taken at market value at the time of investment, in companies (including their predecessors) with less than three years' continuous operation;

     (10) buy securities if the purchase would then cause a Fund to have more than (i) 5% of its gross assets, at market value at the time of purchase, invested in securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) 25% of its gross assets, at market value at the time of purchase, invested in securities issued or guaranteed by a foreign government, its agencies or instrumentalities;

     (11) buy voting securities if the purchase would then cause a Fund to own more than 10% of the outstanding voting stock of any one issuer;

     (12) own securities in a company when any of its officers, directors or security holders is an officer or director of the Fund or an officer, director or partner of the Investment Manager or sub-adviser, if after the purchase any of such persons owns beneficially more than 1/2 of 1% of such securities and such persons together own more than 5% of such securities;

     (13) concentrate its investments in any particular industry, but if deemed appropriate for attainment of its investment objective, up to 25% of its gross assets (at market value at the time of investment) may be invested in any one industry classification used for investment purposes;

     (14) buy securities from or sell them to the Fund's officers, directors, or employees, or to the Investment Manager or sub-adviser or to their partners, directors and employees; or

     (15) issue senior securities to the extent such issuance would violate applicable law.

The Fund's investment objectives described in the Prospectus and the Fund's investment restrictions described above in this Statement of Additional Information, can both be changed only with the approval of a majority of the outstanding shares of the affected Portfolio.


Mid-Cap Value Portfolio, International Portfolio, and Bond-Debenture Portfolio.

The Mid-Cap Value Portfolio, the International Portfolio, and the Bond-Debenture Portfolio are subject to the following investment restrictions which cannot be changed without approval of a majority of each Fund's outstanding shareholders.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law;

     (2)   pledge its assets (other than to secure borrowings,  or to the extent
           permitted  by  each  Fund's  investment   policies  as  permitted  by
           applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein) or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

           (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

           (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with the investment restrictions in this Section will be determined at the time of purchase or sale of the portfolio investment.


Non-Fundamental Investment Restrictions.

Growth and Income Portfolio, Mid-Cap Value Portfolio, International Portfolio, and Bond-Debenture Portfolio

In addition to the investment restrictions above which cannot be changed without shareholder approval, we also are subject to the following non-fundamental investment policies which may be changed by the Board of Directors without shareholder approval. If and to the extent that any Non-Fundamental Investment Restriction conflicts or appears to conflict with a Fundamental Investment Restriction, the Fundamental Investment Restriction shall govern.

Each Fund may not:

     (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes;

     (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for the Growth and Income Portfolio which shall not invest more than 5%, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933, deemed to be liquid by the Board of Directors;

     (4) invest in the securities of other investment companies as defined in the Act, except as permitted by applicable law;

     (5) invest in securities of issuers which, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of each Fund's total assets would be invested in such securities (this restriction shall not apply to mortgage-backed securities, asset-backed securities or obligations issued or
           guaranteed   by   the   U.   S.    Government,    its   agencies   or
           instrumentalities);

     (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more officers or directors of the Company or by one or more partners or members of the Fund's underwriter or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of each Fund's total assets (included within such limitation, but not to exceed 2% of each Fund's total assets, are warrants which are not listed on the New York or American Stock Exchange or a major foreign exchange);

     (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that each Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its prospectus and Statement of Additional Information, as they may be amended from time to time; or

     (10) buy from or sell to any of its officers, directors, employees, or its investment adviser or any of its officers, directors, partners or employees, any securities other than shares of the Fund's common stock.

Portfolio Turnover Rate. For the fiscal year ended December 31, 1999, the portfolio turnover rate was 188.35% for Growth and Income Portfolio; 38.29% for International Series; and 22.92% for Mid-Cap Value Portfolio. The Bond-Debenture Portfolio has not commenced operations. For the first year of operation it expects the portfolio turnover rate to be between 100% and 200%.

INVESTMENT TECHNIQUES

Each Fund intends to use, from time to time, one or more of the investment techniques described below, including lending portfolio securities, repurchase agreements, warrants and covered call options, subject to the investment restrictions set forth above. While some of these techniques involve risk when used independently, the Funds intend to use them to reduce risk and volatility in their portfolio.

Restricted or Not Readily Marketable Securities for the Growth & Income Portfolio. Although the Fund has no current intention of investing in such securities in the foreseeable future, no more than 5% of the value of the Fund may be invested in securities with legal or contractual restrictions on resale ("restricted securities") (including securities qualifying for resale under SEC Rule 144A that are determined by the Board, or by Lord Abbett pursuant to the Board's delegation, to be liquid securities, restricted securities, repurchase agreements with maturities of more than seven days and over-the-counter options), other than repurchase agreements and those restricted securities which have a liquid market among certain institutions, including the Fund, and in securities which are not readily marketable.


Closed-end Investment Companies. Each Fund may invest in shares of closed-end investment companies if it pays a fee or commission no greater than the customary broker's commission. Shares of investment companies sometimes trade at a discount or premium to their net asset value. Also, there may be duplication of fees if a Fund and the closed-end investment company both charge a management fee. No more than 5% of each Fund's gross assets may be invested in closed-end investment companies.

Covered Call Options. Each Fund may write covered call options which are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase its income and to provide greater flexibility in the disposition of its portfolio securities. A "call option" is a contract sold for a price (the "premium") giving its holder the right to buy a specific number of shares of stock at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. During the period of the option, each Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security (this may result in a short-term gain or loss). A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation. Each Fund does not intend to write covered call options with respect to securities with an aggregate market value of more than 5% of its gross assets at the time an option is written. This percentage limitation will not be increased without prior disclosure in the current Prospectus.

Each Fund's custodian will segregate cash or liquid high-grade debt securities in an amount not less than that required by the Securities and Exchange Commission ("SEC") Release 10666 with respect to Fund assets committed to written covered call options. If the value of the segregated securities declines, additional cash or debt securities will be added on a daily basis (i.e., marked-to-market) so that the segregated amount will not be less than the amount of each Fund's commitments with respect to such written options.

Lending Portfolio Securities. Each Fund may lend portfolio securities to registered broker-dealers. These loans, if and when made, may not exceed 30% of each Fund's total assets. Each Fund's loan of securities will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government or its agencies ("U.S. Government securities") or other permissible means at least equal to the market value of the loaned securities. From time to time, each Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons.

By lending portfolio securities, each Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Each Fund will comply with the following conditions whenever it loans securities: (i) it must receive at least 100% collateral from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) it must be able to terminate the loan at any time; (iv) it must receive reasonable compensation for the loan, as well as any dividends, interest or other distributions on the loaned securities;
(v) it may pay only reasonable fees in connection with the loan and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Trustees must terminate the loan and regain the right to vote the securities.

Repurchase Agreements. Each Fund may enter into repurchase agreements with respect to a security. A repurchase agreement is a transaction by which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by each Fund have a total value in excess of the value of the repurchase agreement. Each Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit each Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Fund and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. While the investment adviser acknowledges these risks, it is expected that they can be controlled through stringent selection criteria and careful monitoring procedures. The investment adviser intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Fund management to present minimal credit risks. Fund management will monitor creditworthiness of the repurchase agreement sellers on an ongoing basis.

Rights And Warrants. Each Fund may invest in rights and warrants to purchase securities, including warrants which are not listed on the NYSE or American Stock Exchange in an amount not to exceed 5% of the value of the Fund's gross assets. Each Fund will not invest more than 5% of its assets in warrants and not more than 2% of such value in warrants not listed on the New York or American Stock Exchanges, except when they form a unit with other securities. As a matter of operating policy, the Fund will not invest more than 5% of its net assets in rights.

Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer, as the case may be. Warrants represent the privilege to purchase securities at a stipulated price and are usually valid for several years. Rights and warrants generally do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company.

Also, the value of a right or warrant may not necessarily change with the value of the underlying securities and rights and warrants cease to have value if they are not exercised prior to their expiration date.

When-Issued Transactions. Each Fund may purchase portfolio securities on a when-issued basis. When-issued transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. When a Fund enters into a when-issued purchase, it becomes obligated to purchase securities and it assumes all the rights and risks attendant to ownership of a security, although settlement occurs at a later date. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. A Fund generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Other International Portfolio Investment Policies (which can be changed without shareholder approval).

Options And Financial Futures Transactions. The International Portfolio may engage in options and financial futures transactions in accordance with its investment objective and policies. Although the Fund is not currently employing such options and financial futures transactions, it may engage in such transactions in the future if it appears advantageous to us to do so, in order to cushion the effects of fluctuating interest rates and adverse market conditions. The use of options and financial futures, and possible benefits and attendant risks, are discussed below, along with information concerning certain other investment policies and techniques.

Financial Futures Contracts. The International Portfolio may enter into contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in interest rates or market conditions which otherwise might adversely affect the value of securities which we hold or intend to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. At the time of delivery pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities that differ from those specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written. The International Portfolio will not enter into any futures contracts or options on futures contracts if the aggregate of the market value of the securities covered by its outstanding futures contracts and securities covered by futures contracts subject to the outstanding options written by it would exceed 50% of its total assets.

Although some financial futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases, a party will close out the contractual commitment before delivery without having to make or take delivery of the security by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. The International Portfolio will incur brokerage fees when it purchases or sells contracts and will be required to maintain margin deposits. At the time it enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Fund's return. Futures contracts entail risks. If the investment adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio securities being hedged. The degree of difference in price movements between futures contracts and the securities (or securities indices) being hedged depends upon such things as variations in demand and liquidity for futures contracts and the securities underlying the contracts. In addition, the market prices of futures contracts may be affected by certain factors not directly related to the underlying securities. At any given time, the availability of futures contracts, and hence their prices, are influenced by credit conditions and margin requirements. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends by the investment adviser may not result in a successful hedging transaction.

Options on Financial Futures Contracts. The International Portfolio may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The International Portfolio would be required to deposit with our custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by us. Options on futures contracts involve risks similar to the risks relating to transactions in financial futures contracts described above. Generally speaking, a given dollar amount used to purchase an option on a financial futures contract can hedge a much greater value of underlying securities than if that amount were used to directly purchase the same financial futures contract. Should the event that the International Portfolio intends to hedge (or protect) against not materialize, however, the option may expire worthless, in which case it would lose the premium paid therefor.


                                       2.
                             Directors and Officers

The Company's Board of Directors is responsible for the management of the business and affairs of each Fund.

The following director is a partner of Lord, Abbett & Co. ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302-3973. He has been associated with Lord Abbett for over five years and is also an officer, director, or trustee of thirteen other Lord Abbett-sponsored funds.

*Robert S. Dow, age 55, Chairman and President.

Mr. Dow is an "interested person" as defined in the Act.

The following outside directors are also directors or trustees of thirteen other Lord Abbett-sponsored funds referred to above.

E. Thayer Bigelow, Director
245 Park Avenue, Suite 2414
New York, New York

Senior Adviser, Time Warner Inc. Formerly, Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998). Formerly, President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997). Prior to that, President and Chief Operating Officer of Home Box Office, Inc. Age 58.

Robert B. Calhoun, Jr., Director
Monitor Clipper Partners
650 Madison Avenue, 9th Floor
New York, New York

Managing Director of Monitor Clipper Partners (since 1997) and President of The Clipper Group L.P., both private equity investment funds (since 1990). Age 57.

Stewart S. Dixon, Director
Wildman, Harrold, Allen & Dixon
225 W. Wacker Drive (Suite 2800)
Chicago, Illinois

Partner in the law firm of Wildman, Harrold, Allen & Dixon (since 1990). Age 69.

John C. Jansing, Director
162 S. Beach Road
Hobe Sound, Florida

Retired. Former Chairman of Independent Election Corporation of America, a proxy tabulating firm. Age 74.

C. Alan MacDonald, Director
415 Round Hill Road
Greenwich, Connecticut

Currently involved in golf development  management on a consultancy basis (since
1999). Formerly, Managing Director of The Directorship Group Inc., a consultancy in board management and corporate governance (1997-1999). Prior to that, General Partner of The Marketing Partnership, Inc., a full service marketing consulting firm (1994-1997). Prior to that, Chairman and Chief Executive Officer of Lincoln Snacks, Inc., manufacturer of branded snack foods (1992-1994). His career spans 36 years at Stouffers and Nestle with 18 of the years as Chief Executive Officer. Currently serves as Director of DenAmerica Corp., J. B. Williams Company, Inc., Fountainhead Water Company and Exigent Diagnostics. Age 66.

Hansel B. Millican, Jr., Director
Rochester Button Company
1328 Broadway (Suite 816)
New York, New York

President and Chief Executive Officer of Rochester Button Company (since 1991). Currently serves as Director of Polyvision. Age 71.

Thomas J. Neff, Director
Spencer Stuart
277 Park Avenue
New York, New York

Chairman of Spencer Stuart, an executive search consulting firm. Currently serves as a Director of Ace, Ltd. (NYSE). Age 62.

The second column of the following table sets forth the compensation accrued by the Company for outside directors/trustees. The third column sets forth information with respect to the pension or retirement benefits accrued by all Lord Abbett-sponsored funds for outside directors/trustees. The fourth column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee, but does not include amounts accrued under the third column. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

                   For the Fiscal Year Ended December 31, 1999
                   -------------------------------------------
         (1)                            (2)                       (3)                        (4)
                                                                  Pension or                 For Year Ended
                                                                  Retirement Benefits        December 31, 1999
                                                                  Accrued by the             Total Compensation
                                        Aggregate                 Company and                Paid by the Company and
                                        Compensation              Thirteen Other Lord        Thirteen Other Lord
                                        Accrued by                Abbett-sponsored           Abbett-sponsored
   Name of Director                     the Company(1)            Funds(2)                   Funds(3)
   ----------------------------         --------------            -------------------        -----------------------
   E. Thayer Bigelow                    $87                       $17,622                    $57,720
   Robert B. Calhoun, Jr.               $86                       $12,276                    $57,000
   Stewart S. Dixon                     $88                       $32,420                    $58,500
   John C. Jansing                      $86                       $41,1084                   $57,250
   C. Alan MacDonald                    $86                       $26,763                    $57,500
   Hansel B. Millican, Jr.              $86                       $37,822                    $57,500
   Thomas J. Neff                       $89                       $20,313                    $59,660

1. Outside directors'/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Company to its outside directors/trustees may be deferred at the option of a director/trustee under a plan that deems the deferred amounts to be invested in shares of the Company for later distribution to the directors/trustees.

         The amounts of the aggregate compensation payable by each Fund as of December 31, 1999 deemed invested in company shares, including dividends reinvested and changes in net asset value applicable to such deemed investments, were: Mr. Bigelow, $8,293; Mr. Calhoun, $2,148; Mr. Dixon, $7,334; Mr. Jansing, $8,008; Mr. MacDonald, $6,896; Mr. Millican, $15,979; and Mr. Neff, $11,974. If the amounts deemed invested in Fund shares were added to each director's actual holdings of Fund shares as of December 31, 1999 each would own, the following:
         Mr. Bigelow, $8,293;    Mr. Calhoun, $2,148;   Mr. Dixon, $7,334;   Mr.
         Jansing, $8,008; Mr. MacDonald, $6,896; Mr. Millican, $15,979; and Mr. Neff, $11,974.

2. The amounts in Column 3 were accrued by the Lord Abbett-sponsored funds for the 12 months ended October 31, 1999.

3. The fourth column shows aggregate compensation, including directors'/trustees' fees and attendance fees for board and committee meetings, of a nature referred to in footnote one, accrued by the Lord Abbett-sponsored funds during the year ended December 31, 1999, including fees directors/trustees have chosen to defer, but does not include amounts accrued under the equity-based plans and shown in Column 3.

4. The equity-based plans superseded a previously approved retirement plan for all directors/trustees. Directors had the option to convert their accrued benefits under the retirement plan. All of the then current outside directors/trustees except one made such election. Mr. Jansing chose to continue to receive benefits under the retirement plan which provides that outside directors (trustees) may receive annual retirement benefits for life equal to their final annual retainer following retirement at or after age 72 with at least ten years of service. Thus, if Mr. Jansing were to retire and the annual retainer payable by the funds were the same as it is today, he would receive annual retirement benefits of $50,000.


Except where indicated, the following executive officers of the Company have been associated with Lord Abbett for over five years. Of the following, Messrs. Carper, Hilstad, and Morris are partners of Lord Abbett; the others are employees:

Executive Vice President
W. Thomas Hudson, Jr., age 58.

Christopher J. Towle, age 42.

Edward K. von der Linde, age 39.

Vice Presidents
Thomas  J.  Baade,   age  35  (with  Lord  Abbett  since  1998,   formerly  Vice
President/Bond Analyst at Smith Barney Inc.).

Eileen K. Banko, age 32.

Joan A. Binstock, age 46 (with Lord Abbett since 1999, formerly Chief Operating Officer of Morgan Grenfell from 1996 to 1999, prior thereto Principal of Ernst & Young LLP).

Zane E. Brown, age 48.

David G. Builder, age 46 (with Lord Abbett since 1998, formerly Associate Director at Bear, Stearns from 1996 to 1998; prior thereto Equity Analyst at Weiss, Peck & Greer from 1994 to 1995).

Daniel E. Carper, age 48.

Michael S. Goldstein, age 31.

Howard Hansen, age 38.

Paul A. Hilstad, age 57 (with Lord Abbett since 1995; formerly Senior Vice President and General Counsel of American Capital Management & Research, Inc.).

Lawrence H. Kaplan, age 43 (with Lord Abbett since 1997 - formerly Vice President and Chief Counsel of Salomon Brothers Asset Management Inc from 1995 to 1997, prior thereto Senior Vice President, Director and General Counsel of Kidder Peabody Asset Management, Inc.).

Robert G. Morris, age 55

A. Edward Oberhaus, age 40.

Tracie E. Richter,  age 32 (with Lord Abbett since 1999, formerly Vice President
- Head of Fund Administration of Morgan Grenfell from 1998 to 1999, Vice President of Bankers Trust from 1996 to 1998, prior thereto Tax Associate of Goldman Sachs);

Eli M. Salzmann, age 36 (with Lord Abbett since 1997, formerly a Portfolio Manager, Analyst at Mutual of America from 1996 to 1997, prior thereto Vice President at Mitchell Hutchins Asset Management).

Richard S. Szaro, age 47.

Treasurer
Donna M. McManus, age 39, (with Lord Abbett since 1996, formerly a Senior Manager at Deloitte & Touche LLP).


The Company's By-Laws provide that the Company shall not hold an annual meeting of its stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called at the request of a majority of the Board of Directors or by stockholders holding at least one-quarter of the stock of the Company outstanding and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors to hold the offices of any directors who have held office for more than one year or who have been elected by the Board of Directors to fill vacancies. Under the By-Laws and in accordance with the Act, stockholder approval of the independent auditors of the Company will not be required except when such meetings are held.

As of April 7, 2000 our officers and trustees, as a group, owned less than 1% of the Growth and Income Portfolio's outstanding shares. As of April 7, 2000 the following were record holders of 5% or more of the Growth and Income Portfolio's outstanding shares:

Conseco Variable Insurance Co.     29.02%
P.O. Box 1911
Carmel, IN  46082-1911

Sun Life of Canada (US)            59.28%
P.O. Box 9134
Boston, MA 02117-9134

First Variable Life Insurance Co.   5.91%
700 Market Street
St. Louis, MO  63101-1829

As of April 7, 2000 our officers and trustees, as a group, owned less than 1% of the International Portfolio's outstanding shares. As of April 15, 2000 the following were record holders of 5% or more of the International Portfolio's outstanding shares.

Midland National Life
  Insurance Company (Annuity)      17.94%
1 Midland Plaza
Sioux Falls, SD  57193-0002

As of April 7, 2000 our officers and trustees, as a group, owned less than 1% of the Mid-Cap Value Portfolio's outstanding shares. As of April 7, 2000 the following were record holders of 5% or more of the Mid-Cap Value Portfolio's outstanding shares.

Midland National Life
  Insurance Company (Annuity)      5.21%
1 Midland Plaza
Sioux Falls, SD  57193-0002

Midland National Life
  Insurance Company                6.02%
1 Midland Plaza
Sioux Falls, SD  57193-0002

As of April 7, 2000 our officers and trustees, as a group, owned less than 1% of the Bond-Debenture Portfolio's outstanding shares. As of April 7, 2000 there were no record holders of the Bond-Debenture Portfolio's outstanding shares.

                                       3.
                     Investment Advisory and Other Services

As described under "Management" in each of the Prospectuses, Lord Abbett is the Company's investment manager. Seven of the general partners of Lord Abbett are officers and/or directors of the Company and are identified as follows: Zane E. Brown, Daniel E. Carper, Robert S. Dow, Paul A. Hilstad, W. Thomas Hudson, Robert G. Morris, and Christopher J. Towles.

The other general partners of Lord Abbett are Stephen I. Allen, John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, Stephen I. McGruder, Michael
B. McLaughlin, Robert J. Noelke, Mark R. Pennington and John J. Walsh. The address of each partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

The services performed by Lord Abbett are described under "Management" in each Fund's Prospectus. Under the Management Agreement, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month, at the annual rate of .50 of 1% of Growth and Income Portfolio's; .75 of 1% of Mid-Cap Value Portfolio's; and 1.00% of International Portfolio's average daily net assets. In addition, we are obligated to pay all expenses not expressly assumed by Lord Abbett, including, without limitation, outside directors' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering our shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

Lord Abbett has entered into a sub-investment management agreement with Fuji-Lord Abbett International, LTD. ("sub-adviser"). Lord Abbett is a minority owner of the sub-adviser. The sub-adviser furnishes investment advisory services in connection with the management of International Portfolio. Lord Abbett pays for the cost of the sub-adviser's services.

For the fiscal years ended December 31, 1999, 1998, and 1997, Lord Abbett received $152,068, $3,070,876, and $2,019,891, respectively, in management fees with respect to the Growth and Income Portfolio.

For the period ended December 31, 1999, the management fee was .75 of 1% and was waived by Lord Abbett with respect to the Mid-Cap Value Portfolio, and, except for this waiver, would have amounted to $1,094.

For the period ended December 31, 1999, the management fee was 1.00% and was waived by Lord Abbett with respect to the International Portfolio, and, except for this waiver, would have amounted to $1,634.

Lord Abbett Distributor LLC, a New York limited liability company ("Lord Abbett Distributor"), and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302, serves as the principal underwriter for the Funds.

The Bank of New York ("BNY"), 48 Wall Street, New York, New York, is the Company's custodian. In accordance with the requirements of Rule 17f-5, the Company's directors have approved arrangements permitting the Funds' foreign assets not held by BNY or its foreign branches to be held by certain qualified foreign banks and depositories.

The Sub-Custodians of BNY are:
Euro-Clear (a transnational securities depository); Australia: ANZ Banking Group; Austria: Creditanstalt-Bankverein; Canada: Canadian Imperial Bank of Commerce; Chile: Citibank, N.A.; Czech Republic: Ceskoslovenska Obchodni Banka;
Denmark: Den Danske Bank; Finland: Union Bank of Finland; Germany: J.P. Morgan GmbH; Greece: National Bank of Greece S.A.; Hong Kong, Indonesia, Philippines, Taiwan and Thailand: Hong Kong & Shanghai Banking Corp.; Hungary: Citibank Budapest Rt; India: Hong Kong and Shanghai Banking Corporation; Ireland: Allied Irish Banks, PLC; Israel: Bank Leumi LE-Israel B.M.; Japan: The Fuji Bank, Ltd.;
Jordan: Citibank, N.A.; Korea: Bank of Seoul; Luxembourg: Banque Internationale A Luxembourg, S.A.; Mexico: Citibank, N.A.; Morocco: Banque Commerciale du Maroc; Netherlands: Bank van Haften Labouchere; New Zealand: Anz Banking Group Ltd.; Norway: Den Norske Bank; Pakistan: Citibank, N.A.; Peru: Citibank, N.A.;
Poland: Bank Handlowy w Warszawie S.A.; Portugal: Banco Espirito Santo E Comercial de Lisboa; Malaysia, Singapore: Development Bank of Singapore; South
Africa: The First National Bank of Southern Africa; Sri Lanka: Hong Kong and Shanghai Banking Corporation; Sweden: Skandinaviska Enskilda Banken;
Switzerland: Bank Leu; Turkey: Citibank, N.A.; Venezuela: Citibank, N.A.

Deloitte & Touche LLP, Two World Financial Center, New York, New York 10128, are the independent auditors of the Company and must be approved at least annually by our Board of Directors to continue in such capacity. Deloitte & Touche LLP perform audit services for the Funds including the examination of financial statements included in our Annual Report to Shareholders.

United  Missouri  Bank of Kansas  City,  N.A.,  Tenth and  Grand,  Kansas  City,
Missouri, acts as the transfer agent and dividend disbursing agent for the Funds.


                                       4.
                             Portfolio Transactions

The Company's policy is to obtain best execution on all our portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund may pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, we may, if considered advantageous, make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are officers of the Company and also are employees of Lord Abbett. These traders do the trading as well for other accounts -- investment companies (of which they are also officers) and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds; conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. The Funds have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

If two or more broker-dealers are considered capable of offering the equivalent likelihood of best execution, the broker-dealer who has sold the Funds' shares and/or shares of other Lord Abbett-sponsored funds may be preferred. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of a Fund or who have provided investment research, statistical, or other related services to the investment adviser.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as we do, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.

For the fiscal years ended December 31, 1999, 1998, and 1997 we paid total commissions to independent broker-dealers of $56,189, $395,908, and $321,279 respectively, for the Growth and Income Portfolio. For the period ended December 31, 1999, we paid total commissions to independent broker-dealers of $2,112, for the Mid-Cap Value Portfolio. For the fiscal year ended December 31, 1999, we paid total commissions to independent broker-dealers of $3,569, for the International Portfolio. For the fiscal year ended December 31, 1999, we paid total commissions to independent brokers-dealers of $0, for the Bond-Denture Portfolio.


                                       5.
                             Purchases, Redemptions
                            And Shareholder Services

Information  concerning  how we value our shares for the purchase and redemption
of  our  shares  is  contained  in  the   Prospectus   under   "Purchases"   and
"Redemptions," respectively.

As disclosed in the Prospectus, we calculate our net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The Company values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on the New York or American Stock Exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Funds' officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

The net asset value per share for the Class VC shares for each Fund will be determined by taking Class VC shares net assets and dividing by shares outstanding for each Fund. Our Class VC shares will be offered at net asset value.

Distribution Arrangements

The Company on behalf of the Funds has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Funds, and to make reasonable efforts to sell the shares so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts. In connection with the sale of its shares, the Fund has authorized Lord Abbett Distributor to provide only such information and to make only such statements and representations which are not materially misleading or which are contained in the Fund's then current Prospectus or Statement of

Additional Information or shareholder reports in such financial and other statements which are furnished to Lord Abbett by the Fund.

The Fund and Lord Abbett Distributor are parties to a Distribution Agreement that continues in force until December, 1999. The Distribution Agreement may be terminated by either party and will automatically terminate in the event of its assignment. The Distribution Agreement may be renewed annually if specifically approved by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund provided that any such renewal shall be approved by the vote of a majority of the Directors who are not parties to the Distribution Agreement and are not "interested persons" of the Fund and have no direct or indirect financial interest in the operation of the Distribution Agreement.


                                       6.
                                Past Performance

Each Fund computes the average annual compounded rate of total return for Class VC shares during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by adding one to the computed average annual total return, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of no charge from the initial amount invested and reinvestment of all income dividends and capital gains distributions on the reinvestment dates at net asset value The ending redeemable value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation.

Using the computation described above, the Growth and Income Portfolio's average annual compounded rates of total return for the one annual compounded rates of total return for the one-year, five-years, and ten-years period ending December 31, 1999, were 16.70%, 20.56%, and 16.25%, respectively. For the Mid-Cap Value Portfolio and the International Portfolio no performance information is provided because the Funds have not been in operation for a full calendar year.


These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund's investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that this performance will be repeated in the future.


                                       7.
                                      Taxes

Each Fund intends to elect and to qualify for special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). If it so qualifies, each Fund (but not its shareholders) will be relieved of federal income taxes on the amount it timely distributes to shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates.

A  regulated   investment   company   generally   is  subject  to  a  4  percent
non-deductible excise tax on certain amounts not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund will be exempt from the application of the excise tax for any calendar year if all of its shareholders during that calendar year are segregated asset accounts of a life insurance company held in connection with variable contracts.

Tax Treatment of Variable Annuity and Variable Life Insurance Contracts.

For variable annuity and variable life insurance contracts to receive favorable tax treatment, certain diversification requirements must be satisfied. To determine whether the diversification requirements are satisfied, an insurance company that offers variable annuity and variable life insurance contracts generally may look through to the assets of a regulated investment company in which it owns shares if, among other requirements, all the shares of the regulated investment company are held by segregated asset accounts of insurance companies. Because each Fund expects that this look-through rule will apply in determining whether the diversification requirements are satisfied with respect to the variable contracts of insurance companies that own shares in the Fund, each Fund intends to comply with these requirements.

The diversification requirements can be satisfied in two ways. First, the requirements will be satisfied if each Fund invests not more than 55 percent of the total value of its assets in the securities of a single issuer; not more than 70 percent of the value of its total assets in the securities of any two issuers; not more than 80 percent of the value of its total assets in the securities of any three issuers; and not more than 90 percent of the value of its total assets in the securities of any four issuers. For purposes of this diversification rule, each government agency or instrumentality is treated as a separate issuer. Alternatively, the diversification requirements will be satisfied with respect to Fund shares owned by insurance companies as investments for variable contracts if (i) no more than 55 percent of the value of each Fund's total assets consists of cash, cash items (including receivables), U.S. government securities, and securities of other regulated investment companies, and (ii) each Fund satisfies separate diversification requirements applicable to regulated investment companies. To satisfy these latter requirements, each Fund at the end of each quarter of its taxable year must invest (i) at least 50 percent of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and other securities limited generally in respect of any one issuer to not more than 5 percent of the value of the total assets of the Fund and not more than 10 percent of the outstanding voting securities of the issuer, and (ii) not more than 25 percent of the value of its total assets in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or two or more issuers that the Fund controls and which are engaged in the same, similar, or related trades or businesses.

For a discussion of the tax consequences to owners of variable annuity and variable life insurance contracts, please see the prospectuses of the separate accounts of the insurance companies that offer variable life and variable annuity contracts. Because everyone's tax situation is unique, you also should consult your tax adviser regarding the tax consequence of owning variable contracts under the federal, state, and local tax rules that apply to you.

Call Options and Other Investment Techniques.

The writing of call options and other investment techniques and practices which the Funds may use may affect the character and timing of the recognition of gains and losses. These transactions may increase the amount of short-term capital gain realized by the Funds and may defer the recognition of losses by the Funds. Accordingly, these transactions could affect the timing of distributions to shareholders and could require the Funds to liquidate securities in order to meet their distribution requirements.

Investments in Foreign Securities.

The Funds may be subject to foreign withholding taxes on payments received from investments in foreign securities. These withholding taxes would reduce the yield on the underlying investments.

If a Fund purchases shares in certain foreign investment entities called "passive foreign investment companies," the Fund may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of the shares, even if the income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If a Fund were to make a "qualified electing Fund" election with respect to its investment in a passive foreign investment company, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the passive foreign investment company, even if that amount were not distributed to the Fund. Alternatively, if a Fund were to make a "mark-to-market" election with respect to its investment in a passive foreign investment company, gain or loss with respect to the investment would be considered realized at the end of each taxable year of the Fund even if the Fund continued to hold the investment, and would be treated as ordinary income or loss to the Fund.

Accordingly, making either the qualified electing fund or mark-to-market election may require a Fund to liquidate other investments to meet its distribution requirements. Liquidating investments in this manner could accelerate the recognition of gain and affect a Fund's total return.


                                       8.
                          Information About the Company

The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics which complies, in substance, with each of the recommendations of the Investment Company
Institute's Advisory Group on Personal Investing. Among other things, the Code requires that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, from profiting on trades of the same security within 60 days, and from trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of such Advisory Group.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as each Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class in the matter are substantially identical or the matter does not affect any interest of such class. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of directors from its separate voting requirements.


                                       9.
                              Financial Statements

The financial statements for the fiscal year ended December 31, 1999 with respect to Growth and Income Portfolio, Mid-Cap Value Portfolio, and International Portfolio, and the report of Deloitte & Touche LLP, independent auditors, on such financial statements contained in the 1999 Annual Report to Shareholders of the Lord Abbett Series Fund, Inc. are incorporated herein by reference to such financial statements and report in reliance upon the authority of Deloitte & Touche LLP as experts in auditing and accounting.

                                     PART C
                                OTHER INFORMATION

This Post-Effective Amendment No. 18 (the "Amendment") to the Registrant's Registration Statement relates only to Class VC of the Growth and Income Portfolio; the International Portfolio; the Mid-Cap Value Portfolio; and the Bond-Debenture Portfolio of the Lord Abbett Series Fund, Inc.


Item 23           Exhibits

(a)  Articles of Incorporation are incorporated by reference.
(b) By-Laws incorporated by reference Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed 3/1/99.
(c)  Instruments Defining Rights of Security Holders incorporated by reference.
(d)  Investment Advisory Contracts incorporated by reference.
(e)  Underwriting Contracts incorporated by reference.
(f) Bonus or Profit Sharing Contracts is incorporated by reference to Post Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 7, 1994.
(g)  Custodian Agreements incorporated by reference.
(h)  Other Material Contracts incorporated by reference.
(i)  Consent to Legal Opinion. Filed herewith.
(j)  Consent of Independent Auditors. Filed herewith.
(k)  Omitted Financial Statements incorporated by reference.
(l)  Initial Capital Agreements incorporated by reference.
(m) Rule 12b-1 Plan. Incorporated by reference to Post Effective Amendment No. 12 filed on August 29, 1996.
(n) Financial Data Schedule. Incorporated by reference to the Registrant's Form N-SAR filed February 28, 2000 (Accession No. 0000855396-00-000001).
(o) Rule 18f-3 Plan. Incorporated by reference to Post Effective Amendment No. 12 filed on August 29, 1996.
(p)  Code of Ethics. Filed herewith.


Item 24           Persons Controlled by or Under Common Control with the Fund
                  -----------------------------------------------------------

                  None.


Item 25           Indemnification
                  ---------------

                  All Directors, officers, employees and agents of Registrant are to be indemnified as set forth in Section 4.3 of Registrant's Declaration of Trust.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,  unenforceable.  In  the  event  that a  claim  for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the
                  Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  In addition, Registrant maintains a Directors'/Trustees' and officers' errors and omissions liability insurance policy protecting Directors/Trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as Director/Trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.


Item 26           Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

                  Lord, Abbett & Co. acts as investment adviser for twelve other investment companies and as investment adviser to approximately 8,300 private accounts as of December 31, 1999. Other than acting as trustees, directors and/or officers of open-end investment companies managed by Lord, Abbett & Co., none of Lord, Abbett & Co.'s partners has, in the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his own account or in the capacity of director, officer, employee, partner or trustee of any entity.


Item 27           Principal Underwriters
                  ----------------------

         (a)      Lord Abbett Mid-Cap Value Fund, Inc.
                  Lord Abbett Bond-Debenture Fund, Inc.
                  Lord Abbett Developing Growth Fund, Inc.
                  Lord Abbett Tax-Free Income Fund, Inc.
                  Lord Abbett Global Fund, Inc.
                  Lord Abbett U.S. Government Money Market Fund, Inc. Lord Abbett Equity Fund
                  Lord Abbett Tax-Free Income Trust
                  Lord Abbett Affiliated Fund, Inc.
                  Lord Abbett Investment Trust
                  Lord Abbett Research Fund, Inc.
                  Lord Abbett Securities Trust

         (b)      The partners of Lord, Abbett & Co. are:

                  Name and Principal                 Positions and Offices
                  Business Address (1)               with Registrant
                  --------------------               ---------------

                  Robert S. Dow                      Chairman and President
                  W. Thomas Hudson                   Executive Vice President
                  Christopher J. Towle               Executive Vice President
                  Paul A. Hilstad                    Vice President & Secretary
                  Zane E. Brown                      Vice President
                  Daniel E. Carper                   Vice President
                  Robert G. Morris                   Vice President

                  The other general partners of Lord Abbett & Co. who are neither officers nor directors of the Registrant are Stephen
                  I. Allen, John E. Erard, Robert P. Fetch, Daria L. Foster, Robert I. Gerber, Stephen I. McGruder, Michael McLaughlin, Robert J. Noelke, R. Mark Pennington, and John J. Walsh.

                  Each of the above has a principal business address:
                  90 Hudson Street, Jersey City, New Jersey 07302-3973.

         (c)      Not applicable


Item 28           Location of Accounts and Records
                  --------------------------------

                  Registrant maintains the records, required by Rules 31a - 1(a) and (b), and 31a - 2(a) at its main office.

                  Lord, Abbett & Co. maintains the records required by Rules 31a
                  - 1(f) and 31a - 2(e) at its main office.

                  Certain records such as cancelled stock certificates and correspondence may be physically maintained at the main office of the Registrant's Transfer Agent, Custodian, or Shareholder Servicing Agent within the requirements of Rule 31a-3.


Item 29           Management Services
                  -------------------

                  None

Item 30           Undertakings
                  ------------

                  The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  The registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant had duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey on the 28th day of April, 2000.


                                               BY:      /s/ Lawrence H. Kaplan
                                                        ----------------------
                                                        Lawrence H. Kaplan
                                                        Vice President

                                               BY:      /s/ Donna M. McManus
                                                        --------------------
                                                        Donna M. McManus
                                                        Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures                         Title                              Date

                                   Chairman, President
/s/Robert S. Dow*                  and Director/Trustee                  4/28/00
------------------                 ------------------------------     ----------
Robert S. Dow


/s/E. Thayer Bigelow*              Director/Trustee                      4/28/00
---------------------------        ------------------------------     ----------
E. Thayer Bigelow


/s/Robert B. Calhoun*              Director/Trustee                      4/28/00
---------------------------        -------------------------------    ----------
Robert B. Calhoun


/s/Stewart S. Dixon*               Director/Trustee                      4/28/00
---------------------------        -------------------------------    ----------
Stewart S. Dixon


/s/John C. Jansing*                Director/Trustee                      4/28/00
---------------------------        -------------------------------    ----------
John C. Jansing


/s/C. Alan MacDonald*              Director/Trustee                      4/28/00
---------------------------        -------------------------------    ----------
C. Alan MacDonald


/s/ Hansel B. Millican, Jr.*       Director/Trustee                      4/28/00
-----------------------------      ------------------------------     ----------
Hansel B. Millican, Jr


/s/ Thomas J. Neff*                Director/Trustee                      4/28/00
---------------------------        ------------------------------     ----------
Thomas J. Neff


                                     *BY:         Lawrence H. Kaplan
                                                  Attorney-in-Fact